Convertible Notes Payable and Convertible Notes Payable to Related Parties - Schedule of Convertible Notes Payable (Details) (FaceBank Group, Inc. Pre-Merger) (10-K) (Parenthetical)																1 Months Ended		3 Months Ended				9 Months Ended		12 Months Ended
	Mar. 24, 2020 USD ($) Integer	Feb. 10, 2020 USD ($) Integer	Jan. 20, 2020 USD ($)	Dec. 20, 2019 USD ($) Integer $ / shares shares	Dec. 12, 2019 USD ($) Integer	Oct. 11, 2019 USD ($) $ / shares shares	Jul. 30, 2019 USD ($) Integer	May 20, 2019 USD ($)	Apr. 25, 2019 USD ($)	Feb. 20, 2019 USD ($)	Nov. 28, 2018 USD ($) Integer	Nov. 26, 2018 USD ($) Integer	Nov. 06, 2018 USD ($) $ / shares	Dec. 28, 2016 USD ($) $ / shares shares	Dec. 06, 2016 USD ($) Integer	Jul. 31, 2016	Jul. 31, 2015 USD ($) Integer	Sep. 30, 2020 USD ($)	Mar. 31, 2020 USD ($)		Mar. 31, 2019 USD ($)	Sep. 30, 2020 USD ($)	Sep. 30, 2019 USD ($)	Dec. 31, 2019 USD ($)		Dec. 31, 2018 USD ($)		Sep. 13, 2020	Oct. 31, 2015
Repayments of convertible debt																		$ 2,800,000				$ 3,913,000	$ 523,000
Interest rate																												4.00%
Accrued interest																		$ 600,000				600,000		$ 300,000
Proceeds from convertible debt																						$ 3,003,000	275,000
FaceBank Group, Inc Pre-Merger [Member]
Repayments of convertible debt																			$ 550,000		$ 203,000			541,000		$ 1,803,000
Interest rate																													5.00%
Accrued interest																			102,000					85,000		45,000
Proceeds from convertible debt																			$ 900,000					$ 847,000		$ 1,780,000
FaceBank Group, Inc Pre-Merger [Member] | Shareholder [Member]
Debt maturity date														Mar. 24, 2017												Mar. 24, 2017	[1]
Interest rate														3.00%												3.00%	[1]
Conversion price per share | $ / shares														$ 4,000
Conversion of shares | shares														250,000
Convertible promissory note principal amount														$ 50,000
FaceBank Group, Inc Pre-Merger [Member] | Increased Term of Notes [Member]
Interest rate																													22.00%
FaceBank Group, Inc Pre-Merger [Member] | Mr. Bafer [Member]
Debt maturity date																Aug. 01, 2017	Oct. 01, 2015
Interest rate																	5.00%
Minimum percentage of common stock price to debt conversion to determine eligibility																	50.00%
Trading days | Integer																	20
Proceeds from convertible debt																	$ 530,000
Accrued interest related party																	13,000
Convertible promissory note principal amount																	$ 543,000
FaceBank Group, Inc Pre-Merger [Member] | Power Up Lending Group [Member]
Repayments of convertible debt										$ 202,500
Repayments of interest and penalties										$ 66,369
Convertible promissory notes issued												$ 128,000
Debt maturity date												Nov. 26, 2019														Aug. 24, 2019	[2],[3]
Interest rate												8.00%														8.00%	[2],[3]
Minimum percentage of common stock price to debt conversion to determine eligibility												61.00%
Trading days | Integer												10
Repayments of principal balance interest									$ 128,000
Repayments of principal balance for penalties									$ 39,000
FaceBank Group, Inc Pre-Merger [Member] | Birchwood Capital, LLC [Member]
Convertible promissory notes issued													$ 50,000
Debt maturity date													May 06, 2019													May 06, 2019	[4]
Interest rate													10.00%													10.00%	[4]
Conversion price per share | $ / shares						$ 3.00							$ 3.00
Beneficial conversion feature discount																										$ 50,000
Accrued interest						$ 4,500																	$ 4,500			$ 1,000
Principal amount						$ 50,000
Conversion of shares | shares						16,666
FaceBank Group, Inc Pre-Merger [Member] | Adar Alef, LLC [Member]
Repayments of convertible debt			$ 275,000
Repayments of interest and penalties			$ 16,000
Convertible promissory notes issued							$ 275,000
Debt maturity date		Feb. 10, 2021					Jul. 30, 2020												Feb. 10, 2021	[5]				Jul. 30, 2020	[6]
Interest rate		12.00%					12.00%												12.00%	[5]				10.00%	[7]
Minimum percentage of common stock price to debt conversion to determine eligibility							53.00%
Principal amount		$ 150,000
Trading days | Integer		20					20
Debt instrument conversion of shares percentage		0.53
FaceBank Group, Inc Pre-Merger [Member] | Adar Bays - Alef, LLC [Member]
Convertible promissory notes issued											$ 192,500
Debt maturity date											Nov. 28, 2019
Interest rate											6.00%
Minimum percentage of common stock price to debt conversion to determine eligibility											53.00%
Trading days | Integer											20
Repayments of principal balance interest								$ 192,500
Repayments of principal balance for penalties								$ 47,500
FaceBank Group, Inc Pre-Merger [Member] | JSJ Investments [Member][Member]
Debt maturity date															Dec. 06, 2020				Dec. 06, 2020	[8]				Dec. 06, 2020	[8]
Interest rate															10.00%				10.00%	[8]				10.00%	[8]
Principal amount															$ 255,000
Trading days | Integer															20
Proceeds from convertible debt															$ 250,000
Debt instrument conversion of shares percentage															0.47
FaceBank Group, Inc Pre-Merger [Member] | Eagle Equities [Member]
Debt maturity date					Dec. 12, 2020														Dec. 12, 2020	[9]				Dec. 12, 2020	[9]
Interest rate					12.00%														12.00%	[9]				12.00%	[9]
Principal amount					$ 210,000
Trading days | Integer					20
Proceeds from convertible debt					$ 200,000
Debt instrument conversion of shares percentage					0.53
FaceBank Group, Inc Pre-Merger [Member] | BHP Capital [Member]
Debt maturity date				Dec. 20, 2020															Dec. 20, 2020	[10]				Dec. 20, 2020	[10]
Interest rate	10.00%			10.00%															10.00%	[10]				10.00%	[10]
Principal amount	$ 100,000			$ 125,000
Trading days | Integer	15			15
Proceeds from convertible debt				$ 122,500
Debt instrument conversion of shares percentage	0.61			0.61
Restricted stock issued shares | shares				5,000
Restricted stock issued value				$ 47,000
Payment of price per share | $ / shares				$ 8.00

[1]	On December 28, 2016, the Company issued an unsecured convertible promissory note in the principal amount of $50,000 to a shareholder. The note bears interest at 3% per annum, was due on March 24, 2017, and is convertible into shares of common stock at a conversion price of $4,000 per share. The promissory note was converted into 250,000 shares of common stock.
[2]	On February 20, 2019, the Company settled the August 24, 2018, convertible promissory note issued to Power Up, repaying the principal balance of $202,500 and $66,369 for interest and penalties.
[3]	The (#) references the notes described below
[4]	On November 6, 2018, the Company issued a convertible promissory note to Birchwood Capital, LLC in the amount of $50,000. The note was due on May 6, 2019 and bears interest at 10% per annum. The loan and any accrued interest may be converted into shares of the Company's common stock at a rate of $3.00 per share. The Company recorded a beneficial conversion feature discount of $50,000 on this note as of December 31, 2018. The note is currently past due. Accrued interest was approximately $4,500 and $1,000 as of September 30, 2019 and December 31, 2018, respectively. On October 11, 2019, the principal balance of $50,000 was converted into 16,666 shares of the Company's common stock at share price of $3.00. The Company and Birchwood Capital, LLC, have agreed that this conversion fully satisfies the outstanding principal and accrued interest related to this note. During the year ended December 31, 2019, the Company reversed accrued interest of approximately $4,500.
[5]	On February 10, 2020, the Company issued a convertible promissory note to Adar Alef, LLC. with a principal balance of $150,000. The note matures on February 10, 2021 and bears interest at 12% per annum. The loan and any accrued interest may be converted into shares of the Company's common stock at a rate of 53% multiplied by the lowest trading price during the previous twenty (20) day trading period ending on the latest complete trading day prior to the conversion date.
[6]	On July 30, 2019, the Company issued a convertible promissory note to Adar Alef, LLC in the amount of $275,000. The note accrues interest at a rate of 12% per annum and matures on July 30, 2020. The note is not convertible until the six month anniversary of the note, at which time if the note has not already been repaid by the Company, the note holder shall be entitled to convert all or part of the note into shares of the Company's common stock, at a price per share equal to 53% of the lowest trading price of the common stock for the twenty prior trading days upon which the conversion notice is received by the Company. On November 28, 2018, the Company issued a convertible promissory note to Adar Bays - Alef, LLC in the amount of $192,500. The note is due on November 28, 2019 and bears interest at 6% per annum. The loan and any accrued interest may be converted into shares of the Company's common stock at a rate of 53% multiplied by the lowest trading price during the previous twenty (20) day trading period ending on the latest complete trading day prior to the conversion date. On May 20, 2019, the Company settled the note, repaying the principal balance of $192,500 and $47,500 for interest and penalties.
[7]	On July 30, 2019, the Company issued a convertible promissory note to Adar Alef, LLC in the amount of $275,000. The note accrues interest at a rate of 12% per annum and matures on July 30, 2020. The note is not convertible until the six month anniversary of the note, at which time if the note has not already been repaid by the Company, the note holder shall be entitled to convert all or part of the note into shares of the Company's common stock, at a price per share equal to 53% of the lowest trading price of the common stock for the twenty prior trading days upon which the conversion notice is received by the Company. On January 20, 2020, the Company repaid the principal balance of $275,000 and accrued interest of approximately $16,000.
[8]	On December 6, 2019, the Company issued a convertible promissory note to JSJ Investments with a principal balance of $255,000. The Company received net proceeds of $250,000. The note matures on December 6, 2020 and bears interest at 10% per annum. The Company may prepay this note and unpaid interest on or prior to July 3, 2020. The loan and any accrued interest may be converted into shares of the Company's common stock at a rate of 47% multiplied by the lowest trading price during the previous twenty (20) day trading period ending on the latest complete trading day prior to the conversion date.
[9]	On December 12, 2019, the Company issued a convertible promissory note to Eagle Equities, LLC with a principal balance of $210,000. The Company received net proceeds of $200,000. The note matures on December 12, 2020 and bears interest at 12% per annum. The loan and any accrued interest may be converted into shares of the Company's common stock, at any time after the six month anniversary of the note, at a rate of 53% multiplied by the lowest trading price during the previous twenty (20) day trading period ending on the latest complete trading day prior to the conversion date.
[10]	On December 20, 2019, the Company issued a convertible promissory note to BHP Capital NY Inc. with a principal balance of $125,000. The Company received net proceeds of $122,500. The note matures on December 20, 2020 and bears interest at 10% per annum. The loan and any accrued interest may be converted into shares of the Company's common stock at a rate of 61% multiplied by the lowest trading price during the previous fifteen (15) day trading period ending on the latest complete trading day prior to the conversion date. In connection with the promissory note, the Company issued 5,000 shares of its restricted common stock with a fair value of approximately $47,000. The Company will have the option to buy back the shares 180 days from the issue date, for a one-time payment of $8.00 per share.